Provisions (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Provisions	$ 3,064,000	$ 2,287,000	$ 1,855,000
Nonrecurring expense	200,000	900,000	1,200,000
Vivo power international PLC [member]
IfrsStatementLineItems [Line Items]
Provisions			$ 1,000,000
Litigation provision [member]
IfrsStatementLineItems [Line Items]
Settlement of litigation provision	596,000
Provisions		$ 200,000
Sales Force [Member]
IfrsStatementLineItems [Line Items]
Provisions	115,000
Workato [Member]
IfrsStatementLineItems [Line Items]
Provisions	40,000
Compliance Quest [Member]
IfrsStatementLineItems [Line Items]
Provisions	$ 60,000